UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2012

Check here if Amendment  [X] Amendment Number:
This Amendment (Check only one.):                 [X] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       Hendershot Investments, Inc.
     Address:    11321 Trenton Court
                 Bristow, VA 20136


13F File Number: 028-14734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       Charles L Hendershot
     Title:      Treasurer/Co-Owner
     Phone:      703-361-6130

     Signature, Place, and Date of Signing:
     Charles L                          Bristow, Virginia        May 14, 2012
     Hendershot
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)
     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: 112,654
                                            (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number               Names
                                        NONE

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
3M CO                         COM                         2,834                SH     SOLE                29,586               2,180
                                             88579Y-10-1                  31,766
ACCENTURE PLC IRELAND         COM                         1,784                SH     SOLE                26,088               1,570
                                             G1151C-10-1                  27,658
ABBOTT LABS                   COM                         5,040                SH     SOLE                77,666               4,560
                                             002824-10-0                  82,226
ALTRIA GROUP INC              COM                         2,151                SH     SOLE                69,015                 670
                                             02209S-10-3                  69,685

APPLE INC                     COM                         3,863                SH     SOLE                 5,934                 509
                                             037833-10-0                  6,443
AUTOMATIC DATA PROCESSING IN  COM                           672                SH     SOLE                11,214                 960
                                             053015-10-3                  12,174
BAXTER INTL INC               COM                         2,408                SH     SOLE                38,135               2,150
                                             071813-10-9                  40,285
BECTON DICKINSON & CO         COM                         2,329                SH     SOLE                27,743               2,255
                                             075887-10-9                  29,998
BERKSHIRE HATHAWAY INC DEL    CL A                          244           2  SH     SOLE                   2                   0
                                             084670-10-8
BERKSHIRE HATHAWAY INC DEL    CL B NEW                    6,998                SH     SOLE                80,585               5,645
                                             084670-70-2                  86,230
BHP BILLITON PLC              SPONSORED ADR               1,048                SH     SOLE                13,313               1,160
                                             05545E-20-9                  14,473
BRISTOL MYERS SQUIBB CO       COM                           883                SH     SOLE                25,905                 250
                                             110122-10-8                  26,155
BROWN FORMAN INC              CL B                          383                SH     SOLE                 4,189                 400
                                             115637-20-9                  4,589
BARD C R INC                  COM                         1,424                SH     SOLE                13,555                 865
                                             067383-10-9                  14,420
CANADIAN NATL RY CO           COM                           210                SH     SOLE                 2,645                   0
                                             136375-10-2                  2,645
CHEVRON CORP NEW              COM                         2,834                SH     SOLE                25,595                 837
                                             166764-10-0                  26,432
CISCO SYS INC                 COM                         2,110                SH     SOLE                89,600               8,162
                                             17275R-10-2                  97,762
CLOROX CO DEL                 COM                         2,135                SH     SOLE                29,405               1,655
                                             189054-10-9                  31,060
COACH INC                     COM                           729                SH     SOLE                 8,555                 875
                                             189754-10-4                  9,430
COCA COLA CO                  COM                         2,877                SH     SOLE                36,101               2,775
                                             191216-10-0                  38,876
COMPUTER SCIENCES CORP        COM                           560                SH     SOLE                   690              18,000
                                             205363-10-4                  18,690
EATON VANCE CORP              COM NON VTG                   509                SH     SOLE                16,310               1,495
                                             278265-10-3                  17,805
EMERSON ELEC CO               COM                         3,443                SH     SOLE                62,410               3,565
                                             291011-10-4                  65,975
EXPRESS SCRIPTS INC           COM                         2,445                SH     SOLE                40,602               4,520
                                             302182-10-0                  45,122
EXXON MOBIL CORP              COM                         3,186                SH     SOLE                34,309               2,425
                                             30231G-10-2                  36,734
FASTENAL CO                   COM                           732                SH     SOLE                12,764                 765
                                             311900-10-4                  13,529
FLUOR CORP NEW                COM                         1,234                SH     SOLE                19,442               1,110
                                             343412-10-2                  20,552
GENERAL DYNAMICS CORP         COM                         1,239                SH     SOLE                15,570               1,320
                                             369550-10-8                  16,890
GENUINE PARTS CO              COM                           594                SH     SOLE                 8,746                 715
                                             372460-10-5                  9,461
GILEAD SCIENCES INC           COM                           647                SH     SOLE                12,290                 960
                                             375558-10-3                  13,250
GOOGLE INC                    CL A                        2,357                SH     SOLE                 3,437                 238
                                             38259P-50-8                  3,675
HORMEL FOODS CORP             COM                           341                SH     SOLE                10,557                 990
                                             440452-10-0                  11,547
INTERNATIONAL BUSINESS MACHS  COM                           396                SH     SOLE                 1,860                  40
                                             459200-10-1                  1,900
INFOSYS LTD                   SPONSORED ADR                 678                SH     SOLE                11,370                 510
                                             456788-10-8                  11,880
JOHNSON & JOHNSON             COM                         4,098                SH     SOLE                58,327               3,795
                                             478160-10-4                  62,122
KIMBERLY CLARK CORP           COM                         1,178                SH     SOLE                14,690               1,250
                                             494368-10-3                  15,940
MCDONALDS CORP                COM                           153                SH     SOLE                 1,556                   0
                                             580135-10-1                  1,556
MEDTRONIC INC                 COM                         1,184                SH     SOLE                27,035               3,180
                                             585055-10-6                  30,215
MERCK & CO INC NEW            COM                           355                SH     SOLE                 9,255                   0
                                             58933Y-10-5                  9,255
MICROSOFT CORP                COM                         4,192                SH     SOLE               121,139               8,800
                                             594918-10-4                  129,939
NEWMONT MINING CORP           COM                         3,773                SH     SOLE                72,836                 750
                                             651639-10-6                  73,586
PAYCHEX INC                   COM                         3,564                SH     SOLE               108,105               6,890
                                             704326-10-7                  114,995
PEPSICO INC                   COM                         4,245                SH     SOLE                60,385               3,595
                                             713448-10-8                  63,980
PHILIP MORRIS INTL INC        COM                         3,919                SH     SOLE                43,825                 400
                                             718172-10-9                  44,225
PROCTER & GAMBLE CO           COM                         4,042                SH     SOLE                56,582               3,555
                                             742718-10-9                  60,137
STRYKER CORP                  COM                         1,736                SH     SOLE                29,140               2,150
                                             863667-10-1                  31,290
SYSCO CORP                    COM                         1,933                SH     SOLE                60,836               3,890
                                             871829-10-7                  64,726
PRICE T ROWE GROUP INC        COM                           950                SH     SOLE                13,085               1,470
                                             74144T-10-8                  14,555
TJX COS INC NEW               COM                           713                SH     SOLE                16,800               1,150
                                             872540-10-9                  17,950
UNITED PARCEL SERVICE INC     CL B                        4,606                SH     SOLE                53,630               3,435
                                             911312-10-6                  57,065
UNITED TECHNOLOGIES CORP      COM                         2,070                SH     SOLE                23,622               1,340
                                             913017-10-9                  24,962
VSE CORP                      COM                           610                SH     SOLE                24,592                   0
                                             918284-10-0                  24,592
WAL MART STORES INC           COM                         3,511                SH     SOLE                53,534               3,840
                                             931142-10-3                  57,374
WALGREEN CO                   COM                         2,059                SH     SOLE                57,477               3,995
                                             931422-10-3                  61,472
WESTERN UN CO                 COM                         1,518                SH     SOLE                82,494               3,735
                                             959802-10-9                  86,229
WESTWOOD HLDGS GROUP INC      COM                           928                SH     SOLE                23,145                 820
                                             961765-10-4                  23,965
